Label	Element	Value
Global X Funds | Global X U.S. Cash Flow Kings 100 ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Global X U.S. Cash Flow Kings 100 ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Global X U.S. Cash Flow Kings 100 ETF ("Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Global X U.S. Cash Flow Kings 100 Index ("Underlying Index").
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares (“Shares”) of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. This is a new fund and does not yet have a portfolio turnover rate to disclose.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes (if any), in the securities of the Global X U.S. Cash Flow Kings 100 Index (the “Underlying Index”). The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.

The Underlying Index is owned and was developed by Global X Management Company LLC (the “Index Provider”), an affiliate of the Fund and the Fund's investment adviser (the “Adviser”). The Underlying Index is administered and calculated by Mirae Asset Global Indices Pvt. Ltd. (the “Index Administrator”), an affiliate of the Index Provider. The Underlying Index is designed to provide exposure to large- and mid-capitalization U.S. equity securities that exhibit high free cash flow yields relative to the eligible universe of companies, as determined by the Index Administrator. Generally speaking, free cash flow is the cash a company generates after accounting for operating expenses and capital expenditures, and free cash flow yield is a financial ratio comparing the free cash flow per share a company earns against its enterprise value per share. When a company has high free cash flow yield, this indicates that the company is generating a surplus of cash, which can be utilized for paying dividends, repaying debts, buying back shares and/or investing in growth opportunities. While free cash flow yield can be a useful metric for evaluating a company, there is no guarantee that companies with high free cash flow yields will continue to maintain high free cash flow yields in the future, or that these companies will outperform companies with lower free cash flow yields. The Index Administrator calculates free cash flow as operating cash flow minus (-) capital expenditure, and calculates free cash flow yield by taking a company’s free cash flow from the trailing twelve-month period and dividing by its enterprise value. Enterprise value is defined by the Index Administrator as the market value plus (+) total debt outstanding minus (-) cash and cash equivalents.

The initial universe of securities is the Mirae Asset U.S. 1000 Index, which seeks to measure the performance of the large- and mid-capitalization segments of the U.S. equity market by selecting the top 1000 U.S. companies by full market capitalization, subject to additional liquidity criteria and buffer rules. The Mirae Asset U.S. 1000 Index is a float-adjusted, capitalization-weighted index and is rebalanced annually. In constructing the Underlying Index, the Index Administrator screens the Mirae Asset U.S. 1000 Index based on free cash flow yield from the trailing twelve-month period as described above. Securities with negative free cash flow for the trailing twelve-month period are removed from the eligible universe for the Underlying Index. Additionally, securities classified in the financials sector, other than those securities classified as real estate investment trusts (“REITs”), are excluded from the eligible universe.

Eligible securities are then further screened by the Index Administrator and ranked by free cash flow yield for the trailing twelve-month period. The top 100 securities by free cash flow yield are selected as constituents of the Underlying Index. At each quarterly reconstitution of the Underlying Index, constituents are weighted in proportion to their trailing twelve-month free cash flow, with the weights of individual securities capped at 2%. In addition, the aggregate weight of companies from the same sector is capped at 25% to reduce sector concentration and increase the sector diversification of the Underlying Index, as determined by the Index Administrator. The Fund's investment objective and Underlying Index may be changed without shareholder approval.

The Underlying Index is created and sponsored by the Index Provider. Any determinations related to the constituents of the Underlying Index are made by the Index Administrator and are independent of the Fund's portfolio managers. The Index Administrator determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. As of June 15, 2023, the Underlying Index had 100 constituents.

The Adviser uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of June 15, 2023, the Underlying Index was concentrated in the Oil, Gas & Consumable Fuels industry and had significant exposure to the Energy sector. The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of collateral received).
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of June 15, 2023, the Underlying Index was concentrated in the Oil, Gas & Consumable Fuels industry and had significant exposure to the Energy sector. The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.
Risk [Heading]	rr_RiskHeading	SUMMARY OF PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. There is no guarantee that the Fund will achieve its investment objective. An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, the Adviser or any of its affiliates. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective, as well as other risks that are described in greater detail in the Additional Information About the Fund section of this Prospectus and in the Statement of Additional Information ("SAI"). The order of the below risk factors does not indicate the significance of any particular risk factor.

Affiliated Index Provider Risk: The Adviser also serves as the Fund’s Index Provider, which may present the appearance of a conflict of interest. For example, a potential conflict could arise if the Adviser were to exercise undue influence with respect to regular and/or extraordinary updates to the methodology or composition of the Underlying Index, including in a manner that might improve the apparent performance of the Fund relative to the performance of the Underlying Index. Additionally, potential conflicts could arise to the extent that portfolio managers of the Adviser become aware of contemplated methodology changes or rebalance activity prior to disclosure to the public, which could facilitate “front running” on behalf of other funds managed by the Adviser with similar exposure. Although the Adviser has taken steps designed to ensure that these potential conflicts are mitigated (e.g., via the adoption of policies and procedures that are designed to minimize potential conflicts of interest and ensure independence with respect to the operation of the Underlying Index, as well as the implementation of informational barriers designed to minimize the potential for the misuse of information about the Underlying Index), there can be no assurance that such measures will be successful.

Asset Class Risk: Securities and other assets in the Underlying Index or otherwise held in the Fund's portfolio may underperform in comparison to the general securities markets, a particular securities market or other asset classes.

Equity Securities Risk: Equity securities are subject to changes in value, and their values may be more volatile than other asset classes, as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions.

Risk of Investing in Companies with High Free Cash Flow Yields: There is no assurance that companies with current high free cash flow yields will continue to maintain high free cash flow yields in the future. The free cash flow yield of a company will increase in circumstances where market pricing of a security reflects negative sentiment, including lower future earnings, which may decrease a company’s current share price relative to cash flow. Free cash flow is a trailing calculation, and may not be reflective of future earnings or future cash obligations, such as debt repayment, capital expenditures, and working capital needs. Higher free cash flow may also arise as a result of a company limiting current investment or capital expenditure, which may have an impact of the future earnings of such company. Companies with high free cash flow may perform better or worse than the market as a whole, and an investment in these types of securities may cause the strategy to underperform or outperform other types of investments. Companies with high free cash flow have the potential to react differently to geopolitical and or macro-economic trends than other companies.

Capitalization Risk: Investing in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment.

Large-Capitalization Companies Risk: Large-capitalization companies may trail the returns of the overall stock market. Large-capitalization stocks tend to go through cycles of doing better - or worse - than the stock market in general. These periods have, in the past, lasted for as long as several years.

Mid-Capitalization Companies Risk: Mid-capitalization companies may have greater price volatility, lower trading volume and less liquidity than large-capitalization companies. In addition, mid-capitalization companies may have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than large-capitalization companies.

Dividend-Paying Stock Risk: The Fund’s exposure to dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the broader market. Also, a company may reduce or eliminate its dividend, and dividends may become the subject of scrutiny from central governments.

Geographic Risk: A natural, biological or other disaster could occur in a geographic region in which the Fund invests, which could affect the economy or particular business operations of companies in the specific geographic region, causing an adverse impact on the Fund’s investments in the affected region or in a region economically tied to the affected region. The securities in which the Fund invests and, consequently, the Fund are also subject to specific risks as a result of their business operations, including, but not limited to:

Risk of Investing in Developed Markets: The Fund’s investment in a developed country issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.

Risk of Investing in the United States: A decrease in imports or exports, changes in trade regulations and/or an economic recession in the U.S. may have a material adverse effect on the U.S. economy.

New Fund Risk: The Fund is a new fund, with no operating history, which may result in additional risks for investors in the Fund. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. While shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders. New funds are also subject to Large Shareholder Risk.

Non-Diversification Risk: The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 ("1940 Act"). As a result, the Fund is subject to the risk that it may be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

Operational Risk: The Fund is exposed to operational risk arising from a number of factors, including but not limited to human error, processing and communication errors, errors of the Fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Additionally, cyber security failures or breaches of the electronic systems of the Fund, the Adviser, and the Fund's other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund's business operations, potentially resulting in financial losses to the Fund and its shareholders. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate for those risks that they are intended to address.

Passive Investment Risk: The Fund is not actively managed, and the Adviser does not attempt to take defensive positions in declining markets. Unlike many investment companies, the Fund does not seek to outperform its Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming. Additionally, if a constituent of the Underlying Index were removed, even outside of a regular rebalance of the Underlying Index, the Adviser anticipates that the Fund would sell such security. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Index-Related Risk: There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Index and therefore achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations and/or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.

Management Risk: The Fund may not fully replicate its Underlying Index and may hold securities not included in its Underlying Index. The Adviser’s investment strategy, the implementation of which is subject to a number of constraints, may cause the Fund to underperform the market or its relevant benchmark or adversely affect the ability of the Fund to achieve its investment objective.

Tracking Error Risk: Tracking error may occur because of differences between the instruments held in the Fund's portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the Fund, the Fund's holding of uninvested cash, size of the Fund, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.

Risks Associated with Exchange-Traded Funds: As an ETF, the Fund is subject to the following risks:
Authorized Participants Concentration Risk: The Fund has a limited number of financial institutions that may act as Authorized Participants and engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business or are unable to process creation and/or redemption orders, such as in times of market stress, Shares may be more likely to trade at a premium or discount to NAV and/or at wider intraday bid-ask spreads, and possibly face trading halts and/or delisting from an exchange.

Large Shareholder Risk: Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Board of Trustees may determine to liquidate the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on a national securities exchange and may, therefore, have a material upward or downward effect on the market price of the Shares.

Listing Standards Risk: The Fund is required to comply with listing requirements adopted by the listing exchange. Non-compliance with such requirements may result in the Fund's shares being delisted by the listing exchange. Any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs and could result in negative tax consequences for its shareholders.

Market Trading Risks and Premium/Discount Risks: Shares of the Fund are publicly traded on a national securities exchange, which may subject shareholders to numerous market trading risks. In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares, as well as disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of assets in the Fund or an active trading market for Shares may result in Shares trading at a significant premium or discount to NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The NAV of the Fund is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Fund’s shares fluctuates, in some cases materially, throughout trading hours in response to changes in the Fund’s NAV.

Securities Lending Risk: Securities lending involves a risk of loss because the borrower may fail to return the securities in a timely manner or at all. If the Fund is not able to recover the securities loaned, it may sell the collateral and purchase a replacement security in the market. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the loaned securities increases and the collateral is not increased accordingly. Additionally, the Fund will bear any loss on the investment of cash collateral it receives. These events could also trigger adverse tax consequences for the Fund. As securities on loan may not be voted by the Fund, there is a risk that the Fund may not be able to recall the securities in sufficient time to vote on material proxy matters.

Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Turnover Risk: The Fund may engage in frequent and active trading, which may significantly increase the Fund’s portfolio turnover rate. At times, the Fund may have a portfolio turnover rate substantially greater than 100%. For example, a portfolio turnover rate of 300% is equivalent to the Fund buying and selling all of its securities three times during the course of a year. A high portfolio turnover rate would result in high brokerage costs for the Fund, may result in higher taxes when shares are held in a taxable account and lower Fund performance.

Valuation Risk: The sales price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Underlying Index, particularly for securities that trade in low value or volatile markets or that are valued using a fair value methodology (such as during trading halts). The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's Shares.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, the Adviser or any of its affiliates.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk: The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 ("1940 Act"). As a result, the Fund is subject to the risk that it may be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund does not have a full calendar year of performance. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns and comparing the Fund's performance to the Underlying Index. The Fund's performance is not necessarily indicative of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns and comparing the Fund's performance to the Underlying Index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund does not have a full calendar year of performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's performance is not necessarily indicative of how the Fund will perform in the future.
Global X Funds | Global X U.S. Cash Flow Kings 100 ETF | Global X U.S. Cash Flow Kings 100 ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FLOW
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 26
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 80

[1]	Other Expenses are based on estimated amounts for the current fiscal year.